UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06367
                                                    -------------
                        Gabelli Equity Series Funds, Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: September 30
                                              -------------

                   Date of reporting period: December 31, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------


               COMMON STOCKS -- 98.7%

               AEROSPACE -- 0.2%
    54,000     Herley Industries Inc.  +                 $  1,098,360
    10,000     Titan Corp. +                                  162,000
                                                         ------------
                                                            1,260,360
                                                         ------------

               AGRICULTURE -- 0.0%
     1,200     Cadiz Inc. +                                    17,100
     1,500     Mosaic Co. +                                    24,480
                                                         ------------
                                                               41,580
                                                         ------------

               AUTOMOTIVE -- 0.2%
    70,000     Adesa Inc.                                   1,485,400
     3,000     Oshkosh Truck Corp.                            205,140
                                                         ------------
                                                            1,690,540
                                                         ------------

               AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.9%
     3,816     Aftermarket Technology Corp. +                  61,438
    78,000     BorgWarner Inc.                              4,225,260
       485     Exide Technologies +                             6,683
    40,000     Federal-Mogul Corp. +                           14,400
   200,000     Midas Inc. +                                 4,000,000
   218,000     Modine Manufacturing Co.                     7,361,860
     7,875     Monro Muffler Brake Inc. +                     199,238
     8,300     Pep Boys - Manny, Moe & Jack                   141,681
     3,000     Puradyn Filter Technologies Inc. +               3,510
   170,000     Raytech Corp. +                                312,800
   195,000     Scheib (Earl) Inc. +                           637,650
   170,000     Standard Motor Products Inc.                 2,686,000
    28,000     Strattec Security Corp. +                    1,753,360
     6,000     Superior Industries International Inc.         174,300
   240,000     Tenneco Automotive Inc. +                    4,137,600
    28,000     Thor Industries Inc.                         1,037,400
   160,000     TransPro Inc. +                                976,000
                                                         ------------
                                                           27,729,180
                                                         ------------

               AVIATION: PARTS AND SERVICES -- 3.4%
    25,000     AAR Corp. +                                    340,500
    10,000     Astronics Corp. +                               50,800
    77,000     Aviall Inc. +                                1,768,690
    16,000     Barnes Group Inc.                              424,160
    27,000     Curtiss-Wright Corp.                         1,550,070
    34,200     Curtiss-Wright Corp., Cl. B                  1,924,092
     7,500     Ducommun Inc. +                                156,375
    16,000     EDO Corp.                                      508,000
    30,000     Embraer-Empresa Brasileira de
                 Aeronautica, SA, ADR                       1,003,200
   195,400     Fairchild Corp., Cl. A +                       721,026
    25,000     Gamesa Corporacion Tecnologica, SA             350,007
   270,000     GenCorp Inc.                                 5,013,900
   430,000     Kaman Corp., Cl. A                           5,439,500
    85,000     Moog Inc., Cl. A +                           3,854,750
     8,000     Woodward Governor Co.                          572,880
                                                         ------------
                                                           23,677,950
                                                         ------------

               BROADCASTING -- 3.7%
   120,000     Acme Communications Inc. +                     841,200
    24,100     Beasley Broadcast Group Inc., Cl. A +          422,473
   257,000     Crown Media Holdings Inc., Cl. A +           2,210,200
     3,333     CTN Media Group Inc. + (b)                           3
   380,000     Granite Broadcasting Corp. +                   155,800
   390,000     Gray Television Inc.                         6,045,000
    38,300     Gray Television Inc., Cl. A                    541,945


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------


    48,000     Hearst-Argyle Television Inc.             $  1,266,240
   183,900     Liberty Corp.                                8,084,244
    20,000     Nexstar Broadcasting Group Inc., Cl. A +       184,400
   175,000     Paxson Communications Corp. +                  241,500
    94,650     Salem Communications Corp., Cl. A +          2,361,518
   200,000     Sinclair Broadcast Group Inc., Cl. A         1,842,000
    57,000     Spanish Broadcasting System Inc., Cl. A +      601,920
   110,000     Young Broadcasting Inc., Cl. A +             1,161,600
                                                         ------------
                                                           25,960,043
                                                         ------------

               BUILDING AND CONSTRUCTION -- 0.1%
    12,000     Florida Rock Industries Inc.                   714,360
    25,000     Huttig Building Products Inc. +                261,250
     1,500     Universal Forest Products Inc.                  65,100
                                                         ------------
                                                            1,040,710
                                                         ------------

               BUSINESS SERVICES -- 2.6%
     5,000     BrandPartners Group Inc. +                       4,750
   610,400     Career Blazers Inc. + (b)                      107,125
     6,000     Carlisle Holdings Ltd.                          43,440
     1,000     CheckFree Corp. +                               38,080
    22,000     Donnelley (R.H.) Corp. +                     1,299,100
   200,000     Edgewater Technology Inc. +                    980,000
   119,000     GP Strategies Corp. +                          886,550
    80,000     Industrial Distribution Group Inc. +           664,000
    60,000     Interactive Data Corp. +                     1,304,400
    13,000     Landauer Inc.                                  594,100
     5,000     MDC Partners Inc., Cl. A +                      53,950
   166,000     Nashua Corp. +                               1,885,760
   100,000     Paxar Corp. +                                2,217,000
     2,000     Protection One Inc. +                              760
    81,300     Sohgo Security Services Co. Ltd.             1,193,278
    50,000     Stamps.com Inc. +                              792,000
     2,000     StarTek Inc.                                    56,900
    53,000     The Brink's Co.                              2,094,560
   100,000     Trans-Lux Corp. (a)                            749,000
   135,000     UNOVA Inc. +                                 3,414,150
                                                         ------------
                                                           18,378,903
                                                         ------------

               CABLE -- 2.5%
   230,000     Adelphia Communications Corp., Cl. A +          88,550
   575,000     Cablevision Systems Corp., Cl. A +          14,317,500
       600     Liberty Media International Inc., Cl. A +       27,738
    78,400     Lin TV Corp., Cl. A +                        1,497,440
     4,000     Outdoor Channel Holdings Inc. +                 55,600
   148,823     UnitedGlobalCom Inc., Cl. A +                1,437,630
                                                         ------------
                                                           17,424,458
                                                         ------------

               CLOSED-END FUNDS -- 0.4%
    60,000     Central Europe and Russia Fund Inc.          1,680,000
    36,700     Germany Fund Inc.                              297,637
    30,000     MVC Capital Inc.                               272,400
    55,000     New Germany Fund Inc.                          497,750
    11,000     Spain Fund Inc.                                147,180
                                                         ------------
                                                            2,894,967
                                                         ------------

               COMMUNICATIONS EQUIPMENT -- 1.6%
   130,000     Communications Systems Inc.                  1,561,300
   260,900     Sycamore Networks Inc. +                     1,059,254
   290,000     Thomas & Betts Corp. +                       8,917,500
                                                         ------------
                                                           11,538,054
                                                         ------------

               COMPUTER SOFTWARE AND SERVICES -- 1.5%
   105,000     Ascential Software Corp. +                   1,712,550

 THE GABELLI SMALL CAP GROWTH FUND
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------


               COMMON STOCKS (CONTINUED)

               COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    50,000     Borland Software Corp. +                  $    584,000
    80,200     FalconStor Software Inc. +                     767,514
    19,000     Global Sources Ltd. +                          238,260
    50,000     Jupitermedia Corp. +                         1,189,000
       200     Macromedia Inc. +                                6,224
    50,000     MarketWatch Inc. +                             900,000
    15,187     MKS Instruments Inc. +                         281,719
   190,000     OpenTV Corp. +                                 729,600
     8,000     Phoenix Technologies Ltd. +                     66,080
       550     SafeNet Inc. +                                  20,207
   800,000     StorageNetworks Inc. Escrow +                   24,000
   350,000     Tyler Technologies Inc. +                    2,926,000
   120,000     VitalWorks Inc. +                              534,000
   200,000     Xanser Corp. +                                 560,000
                                                         ------------
                                                           10,539,154
                                                         ------------

               CONSUMER PRODUCTS -- 3.4%
     3,500     Action Performance Companies Inc.               38,465
    27,000     Adams Golf Inc. +                               37,800
     5,250     Alberto-Culver Co.                             254,993
    18,000     Ashworth Inc. +                                196,020
    33,500     Chofu Seisakusho Co. Ltd.                      626,061
    37,500     Church & Dwight Co. Inc.                     1,260,750
    30,000     Coachmen Industries Inc.                       520,800
    10,075     Del Laboratories Inc. +                        350,106
    44,000     Department 56 Inc. +                           732,600
     6,000     Elizabeth Arden Inc. +                         142,440
     2,000     Genlyte Group Inc. +                           171,360
     2,000     Harley-Davidson Inc.                           121,500
   180,000     Hartmarx Corp. +                             1,398,600
    74,400     Jacuzzi Brands Inc. +                          647,280
    40,000     Levcor International Inc. +                     82,000
     4,000     Madden (Steven) Ltd. +                          75,440
   209,400     Marine Products Corp.                        5,467,434
    53,000     National Presto Industries Inc.              2,411,500
     3,000     Nature's Sunshine Products Inc.                 61,080
    19,800     Rayovac Corp. +                                605,088
    80,000     Revlon Inc., Cl. A +                           184,000
     3,000     Scotts Co., Cl. A +                            220,560
    14,000     Stewart Enterprises Inc., Cl. A +               97,860
    87,425     Syratech Corp. +                                 9,617
   300,000     TL Administration Corp. +                        1,800
    17,000     WD-40 Co.                                      482,970
   690,000     Weider Nutrition International Inc. +        3,001,500
   145,000     Wolverine World Wide Inc.                    4,555,900
                                                         ------------
                                                           23,755,524
                                                         ------------

               CONSUMER SERVICES -- 1.3%
    30,000     Bowlin Travel Centers Inc. +                    58,500
     4,500     Collectors Universe Inc. +                      91,755
     2,000     eLong Inc., ADR +                               37,300
    95,000     IAC/InterActiveCorp +                        2,623,900
    16,000     Martha Stewart Living Omnimedia
                 Inc., Cl. A +                                464,320
    20,000     Response USA Inc. +                                  2
   215,000     Rollins Inc.                                 5,658,800
    10,000     TiVo Inc. +                                     58,700
                                                         ------------
                                                            8,993,277
                                                         ------------

               DIVERSIFIED INDUSTRIAL -- 9.7%
   175,000     Acuity Brands Inc.                           5,565,000
    43,000     Amatsuji Steel Ball Mfg. Co. Ltd.              436,420
   100,000     Ampco-Pittsburgh Corp.                       1,460,000


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------


     6,000     Anixter International Inc.                $    215,940
   155,000     Baldor Electric Co.                          4,267,150
   150,000     Crane Co.                                    4,326,000
     3,000     ESCO Technologies Inc. +                       229,950
       803     Foster Wheeler Ltd. +                           12,744
     6,000     Gardner Denver Inc. +                          217,740
   159,000     Greif Inc., Cl. A                            8,904,000
     1,000     Greif Inc., Cl. B                               55,000
   114,200     Griffon Corp. +                              3,083,400
    26,000     Harbor Global Co. Ltd. +                       241,800
     5,000     Insteel Industries Inc. +                       90,305
    66,000     Katy Industries Inc. +                         341,880
   222,000     Lamson & Sessions Co. +                      2,020,200
    70,000     Lindsay Manufacturing Co.                    1,811,600
   190,000     MagneTek Inc. +                              1,311,000
    37,000     Matthews International Corp., Cl. A          1,361,600
   275,000     Myers Industries Inc.                        3,520,000
    80,000     Mykrolis Corp. +                             1,133,600
   130,000     National Patent Development Corp. +            299,000
   610,400     Noel Group Inc. + (b)                          117,685
    80,000     Oil-Dri Corporation of America               1,456,800
    15,000     Olin Corp.                                     330,300
   219,600     Park-Ohio Holdings Corp. +                   5,687,640
    50,000     Precision Castparts Corp.                    3,284,000
    20,000     Roper Industries Inc.                        1,215,400
    25,000     Sonoco Products Co.                            741,250
    63,000     Standex International Corp.                  1,794,870
    21,000     Tech/Ops Sevcon Inc.                           133,455
   296,000     Thomas Industries Inc.                      11,816,320
    50,000     Tredegar Corp.                               1,010,500
     6,000     WHX Corp. +                                      6,900
                                                         ------------
                                                           68,499,449
                                                         ------------

               EDUCATIONAL SERVICES -- 0.0%
     2,000     Career Education Corp. +                        80,000
     3,000     School Specialty Inc. +                        115,680
                                                         ------------
                                                              195,680
                                                         ------------

               ELECTRONICS -- 1.1%
   140,000     California Micro Devices Corp. +               992,600
   204,600     CTS Corp.                                    2,719,134
    22,000     Fargo Electronics +                            329,758
    55,000     KEMET Corp. +                                  492,250
    23,000     Lowrance Electronics Inc.                      724,477
    80,000     Park Electrochemical Corp.                   1,734,400
    10,000     Trident Microsystems Inc. +                    167,200
    18,000     Wilson Greatbatch Technologies Inc. +          403,560
    20,000     Zoran Corp. +                                  231,600
                                                         ------------
                                                            7,794,979
                                                         ------------

               ENERGY AND UTILITIES -- 5.4%
     9,000     AGL Resources Inc.                             299,160
   380,000     Aquila Inc. +                                1,402,200
     6,400     BIW Ltd.                                       126,400
    95,000     Callon Petroleum Co. +                       1,373,700
   142,000     CH Energy Group Inc.                         6,823,100
    12,000     Chesapeake Utilities Corp.                     320,400
   130,000     CMS Energy Corp. +                           1,358,500
    23,000     Connecticut Water Service Inc.                 609,270
   120,000     Duquesne Light Holdings Inc.                 2,262,000
   150,000     El Paso Electric Co. +                       2,841,000
    66,000     Florida Public Utilities Co.                 1,263,900
    44,399     Middlesex Water Co.                            840,917
    10,000     Nicor Inc.                                     369,400
    15,000     Nordex AG +                                     13,049

 THE GABELLI SMALL CAP GROWTH FUND
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------



               COMMON STOCKS (CONTINUED)

               ENERGY AND UTILITIES (CONTINUED)
     2,000     PetroQuest Energy Inc. +                  $      9,900
   291,000     RPC Inc.                                     7,309,920
    25,000     SEMCO Energy Inc.                              133,500
    48,000     SJW Corp.                                    1,747,200
    50,000     Southern Union Co. +                         1,199,000
   112,000     Southwest Gas Corp.                          2,844,800
    10,000     Tesoro Corp. +                                 318,600
     4,000     Toreador Resources Corp. +                      88,760
    10,000     Vestas Wind Systems A/S +                      124,256
     7,000     W-H Energy Services Inc. +                     156,520
   170,000     Westar Energy Inc.                           3,887,900
                                                         ------------
                                                           37,723,352
                                                         ------------

               ENTERTAINMENT -- 2.1%
    20,000     Canterbury Park Holding Corp.                  405,000
   200,000     Dover Motorsports Inc.                       1,146,000
    78,000     Fisher Communications Inc. +                 3,812,640
   151,000     GC Companies Inc. +                            129,860
   580,000     Gemstar-TV Guide International Inc. +        3,433,600
    16,000     International Speedway Corp., Cl. A            844,800
     2,500     International Speedway Corp., Cl. B            133,750
    10,000     Liberty Media Corp., Cl. A +                   109,800
    10,000     Metromedia International Group Inc. +            5,600
   340,000     Six Flags Inc. +                             1,825,800
   133,900     Topps Co. Inc.                               1,305,525
    70,000     World Wrestling Entertainment Inc.             849,100
    38,000     WPT Enterprises Inc. +                         646,000
                                                         ------------
                                                           14,647,475
                                                         ------------

               ENVIRONMENTAL SERVICES -- 1.2%
   230,000     Allied Waste Industries Inc. +               2,134,400
    30,000     Catalytica Energy Systems Inc. +                67,800
     2,100     Ionics Inc. +                                   91,014
   175,000     Republic Services Inc.                       5,869,500
                                                         ------------
                                                            8,162,714
                                                         ------------

               EQUIPMENT AND SUPPLIES -- 12.3%
   200,000     AMETEK Inc.                                  7,134,000
   425,000     Baldwin Technology Co. Inc., Cl. A +         1,275,000
    95,000     Belden CDT Inc.                              2,204,000
    12,000     C&D Technologies Inc.                          204,480
    50,000     Capstone Turbine Corp. +                        91,500
   153,000     CIRCOR International Inc.                    3,543,480
   212,000     CLARCOR Inc.                                11,611,240
   236,800     Core Molding Technologies Inc. +               651,200
   200,000     Crown Holdings Inc. +                        2,748,000
    60,000     CUNO Inc. +                                  3,564,000
     3,000     Danaher Corp.                                  172,230
    66,000     Donaldson Co. Inc.                           2,150,280
   450,000     Fedders Corp.                                1,629,000
   190,000     Flowserve Corp. +                            5,232,600
   178,000     Franklin Electric Co. Inc.                   7,522,280
    40,000     General Magnaplate Corp. + (b)                  60,000
   150,000     Gerber Scientific Inc. +                     1,141,500
   100,343     Gorman-Rupp Co.                              2,307,889
    85,000     Graco Inc.                                   3,174,750
    42,000     GrafTech International Ltd. +                  397,320
     4,000     Hughes Supply Inc.                             129,400
    60,000     IDEX Corp.                                   2,430,000
    20,000     Imagistics International Inc. +                673,200
   180,000     Interpump Group SpA                          1,034,933
     3,000     Jarden Corp. +                                 130,320


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------


    10,000     K-Tron International Inc. +               $    266,050
    15,000     L.S. Starrett Co., Cl. A                       309,000
    28,000     Littelfuse Inc. +                              956,480
    55,000     Lufkin Industries Inc.                       2,194,940
    60,000     Maezawa Kyuso Industries Co. Ltd.              833,805
    20,000     Met-Pro Corp.                                  266,000
     1,000     Middleby Corp.                                  50,720
    19,000     Mueller Industries Inc.                        611,800
     4,500     Plantronics Inc.                               186,615
    50,000     Robbins & Myers Inc.                         1,191,500
    40,500     Sequa Corp., Cl. A +                         2,476,575
    80,000     Sequa Corp., Cl. B +                         4,940,000
    92,000     SL Industries Inc. +                         1,301,800
     2,000     Smith (A.O.) Corp.                              59,880
    15,000     Smith (A.O.) Corp., Cl. A                      449,100
     5,000     Teleflex Inc.                                  259,700
    48,000     Tennant Co.                                  1,903,200
     5,000     Valmont Industries Inc.                        125,550
     7,875     Watsco Inc., Cl. B                             276,412
   200,500     Watts Water Technologies Inc., Cl. A         6,464,120
    15,000     Wolverine Tube Inc. +                          193,650
                                                         ------------
                                                           86,529,499
                                                         ------------

               FINANCIAL SERVICES -- 3.8%
    11,000     Alleghany Corp. +                            3,137,750
    40,000     Argonaut Group Inc. +                          845,200
    66,000     Bankgesellschaft Berlin AG +                   181,215
   135,300     BKF Capital Group Inc.                       5,127,870
   370,000     CNA Surety Corp. +                           4,939,500
     4,000     Crazy Woman Creek Bancorp Inc.                  68,000
    98,169     Danielson Holding Corp. +                      829,528
    29,600     Epoch Holding Corp. +                          145,040
     3,000     Federal Agricultural Mortgage Corp., Cl. C      69,900
    22,000     First Republic Bank                          1,166,000
    90,000     Flushing Financial Corp.                     1,805,400
    62,000     Hibernia Corp., Cl. A                        1,829,620
    10,000     LaBranche & Co. Inc. +                          89,600
     1,000     LandAmerica Financial Group Inc.                53,930
     1,000     Leucadia National Corp.                         69,480
   109,000     Midland Co.                                  3,408,430
     1,500     NetBank Inc.                                    15,615
    38,400     Sterling Bancorp                             1,084,800
     8,600     SWS Group Inc.                                 188,512
    50,000     Wilmington Trust Corp.                       1,807,500
                                                         ------------
                                                           26,862,890
                                                         ------------

               FOOD AND BEVERAGE -- 4.0%
    26,000     Boston Beer Co. Inc., Cl. A +                  553,020
    24,000     Brown-Forman Corp., Cl. A                    1,218,240
    11,250     Cheesecake Factory Inc. +                      365,287
    19,000     Corn Products International Inc.             1,017,640
   100,000     Del Monte Foods Co. +                        1,102,000
    85,000     Denny's Corp. +                                382,500
    25,000     Farmer Brothers Co.                            606,000
   205,000     Flowers Foods Inc.                           6,473,900
       500     Genesee Corp., Cl. A +                           1,000
    21,500     Genesee Corp., Cl. B +                          43,000
   701,500     Grupo Continental SA                         1,346,739
    10,000     Hain Celestial Group Inc. +                    206,700
     6,000     J & J Snack Foods Corp.                        294,180
   212,000     Kikkoman Corp.                               2,021,314
    20,000     Meiji Seika Kaisha Ltd.                         92,320
    35,000     MGP Ingredients Inc.                           302,400
     3,000     Nathan's Famous Inc. +                          23,130
     5,000     Northland Cranberries Inc., Cl. A                3,350

 THE GABELLI SMALL CAP GROWTH FUND
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------


               COMMON STOCKS (CONTINUED)

               FOOD AND BEVERAGE (CONTINUED)
     4,000     Omni Nutraceuticals Inc. +                $          8
    35,000     PepsiAmericas Inc.                             743,400
    57,000     Ralcorp Holdings Inc.                        2,390,010
    70,000     Smucker (J.M.) Co.                           3,294,900
   100,000     The Steak n Shake Co. +                      2,008,000
     5,000     Todhunter International Inc. +                  65,900
    37,726     Tootsie Roll Industries Inc.                 1,306,451
    60,000     Triarc Companies Inc., Cl. A                   780,000
   120,000     Triarc Companies Inc., Cl. B                 1,471,200
                                                         ------------
                                                           28,112,589
                                                         ------------

               HEALTH CARE -- 7.5%
    20,000     Align Technology Inc. +                        215,000
     2,000     AngioDynamics Inc. +                            44,300
    55,000     ArthroCare Corp. +                           1,763,300
     7,800     Bio-Rad Laboratories Inc., Cl. A +             447,486
     1,000     Biomet Inc.                                     43,390
    10,000     Biosite Inc. +                                 615,400
     4,600     Bruker BioSciences Corp. +                      18,538
   110,000     Chemed Corp.                                 7,382,100
    22,000     CNS Inc.                                       276,100
     1,000     CONMED Corp. +                                  28,420
     7,000     Corixa Corp. +                                  25,480
    82,000     Del Global Technologies Corp. +                213,200
     1,000     Digene Corp. +                                  26,150
   120,000     Edwards Lifesciences Corp. +                 4,951,200
     1,102     Enzo Biochem Inc. +                             21,456
    40,000     Exactech Inc. +                                731,600
    11,500     Fisher Scientific International Inc. +         717,370
    25,000     Henry Schein Inc. +                          1,741,000
    34,000     ICU Medical Inc. +                             929,560
   127,000     INAMED Corp. +                               8,032,750
     2,000     Integra LifeSciences Holdings +                 73,860
    35,000     Inverness Medical Innovations Inc. +           878,500
    28,000     Invitrogen Corp. +                           1,879,640
    59,500     Lifecore Biomedical Inc. +                     669,970
    15,000     Nabi Biopharmaceuticals +                      219,750
     1,300     Nobel Biocare Holding AG                       235,511
     4,100     NWH Inc.                                        57,273
    10,000     OCA Inc. +                                      63,500
    34,000     Orthofix International NV +                  1,342,286
     2,000     OrthoLogic Corp. +                              12,500
    35,000     Owens & Minor Inc.                             985,950
    51,000     Penwest Pharmaceuticals Co. +                  609,960
    10,000     Possis Medical Inc. +                          134,800
    43,000     Priority Healthcare Corp., Cl. B +             936,110
    12,000     PSS World Medical Inc. +                       150,180
   105,000     Regeneration Technologies Inc. +             1,100,400
    45,800     Schick Technologies Inc. +                     721,350
   590,000     Snia SpA +                                     198,084
    18,200     Sola International Inc. +                      501,228
 1,920,000     Sorin SpA +                                  6,093,788
     2,500     Straumann Holding AG                           518,864
     4,200     Stryker Corp.                                  202,650
   150,000     Sybron Dental Specialties Inc. +             5,307,000
    41,000     Thoratec Corp. +                               427,220
    72,000     Women First HealthCare Inc. +                       72
     1,000     Wright Medical Group Inc. +                     28,500
     5,100     Young Innovations Inc.                         172,023
                                                         ------------
                                                           51,744,769
                                                         ------------


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------


               HOME FURNISHINGS -- 0.1%
    15,000     Bassett Furniture Industries Inc.         $    294,375
     4,000     Bed Bath & Beyond Inc. +                       159,320
    15,000     Foamex International Inc. +                     56,400
    30,000     La-Z-Boy Inc.                                  461,100
                                                         ------------
                                                              971,195
                                                         ------------

               HOTELS AND GAMING -- 5.1%
   165,000     Aztar Corp. +                                5,761,800
    12,000     Boyd Gaming Corp.                              499,800
   100,000     Caesars Entertainment Inc. +                 2,014,000
    48,500     Churchill Downs Inc.                         2,167,950
    82,325     Dover Downs Gaming & Entertainment Inc.      1,078,457
   150,000     Gaylord Entertainment Co. +                  6,229,500
     5,000     Jury's Doyle Hotel Group plc                    83,730
    60,000     Kerzner International Ltd. +                 3,603,000
   370,000     La Quinta Corp. +                            3,363,300
   145,000     Lakes Entertainment Inc. +                   2,362,050
     1,200     Las Vegas Sands Corp. +                         57,600
   360,000     Magna Entertainment Corp., Cl. A +           2,167,200
    20,000     Marcus Corp.                                   502,800
    48,000     Penn National Gaming Inc. +                  2,906,400
    90,000     Pinnacle Entertainment Inc. +                1,780,200
     3,000     Station Casinos Inc.                           164,040
    70,000     Wyndham International Inc., Cl. A +             83,300
    16,000     Wynn Resorts Ltd. +                          1,070,720
    20,000     Youbet.com Inc. +                              101,200
                                                         ------------
                                                           35,997,047
                                                         ------------

               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 2.2%
    29,000     Cavco Industries Inc. +                      1,303,550
   330,000     Champion Enterprises Inc. +                  3,900,600
     8,100     Drew Industries Inc. +                         292,977
   205,000     Fleetwood Enterprises Inc. +                 2,759,300
    75,000     Monaco Coach Corp.                           1,542,750
   140,000     Skyline Corp.                                5,712,000
                                                         ------------
                                                           15,511,177
                                                         ------------

               METALS AND MINING -- 0.4%
   142,115     Kinross Gold Corp. +                         1,000,490
    10,000     Meridian Gold Inc. +                           189,700
    70,000     Placer Dome Inc.                             1,320,200
   190,000     Royal Oak Mines Inc. +                           1,045
    26,148     Stillwater Mining Co. +                        294,426
                                                         ------------
                                                            2,805,861
                                                         ------------

               PAPER AND FOREST PRODUCTS -- 0.4%
    40,000     Packaging Dynamics Corp.                       576,000
    56,000     Pope & Talbot Inc.                             958,160
    18,000     Schweitzer-Mauduit International Inc.          611,100
    22,000     Wausau-Mosinee Paper Corp.                     392,920
                                                         ------------
                                                            2,538,180
                                                         ------------

               PUBLISHING -- 4.9%
   307,237     Independent News & Media plc                   968,859
    40,000     Journal Communications Inc., Cl. A             722,800
   115,000     Journal Register Co. +                       2,222,950
    11,000     Lee Enterprises Inc.                           506,880
    53,000     McClatchy Co., Cl. A                         3,805,930
    67,000     Media General Inc., Cl. A                    4,342,270
    28,000     Meredith Corp.                               1,517,600
   310,000     News Corp., Cl. A                            5,784,600
 1,050,000     Penton Media Inc. +                             94,500
   400,000     PRIMEDIA Inc. +                              1,520,000

 THE GABELLI SMALL CAP GROWTH FUND
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------


               COMMON STOCKS (CONTINUED)

               PUBLISHING (CONTINUED)
   117,000     Pulitzer Inc.                             $  7,587,450
   215,000     Thomas Nelson Inc.                           4,859,000
     4,000     Value Line Inc.                                156,952
    12,000     Wiley (John) & Sons Inc., Cl. B                415,200
                                                         ------------
                                                           34,504,991
                                                         ------------

               REAL ESTATE -- 1.1%
    17,000     Catellus Development Corp.                     520,200
   165,000     Griffin Land & Nurseries Inc. +              4,248,750
     9,000     Gyrodyne Company of America Inc. +             357,750
       396     HomeFed Corp. +                                 20,839
    20,000     Malan Realty Investors Inc. + (b)               83,800
   110,000     Morguard Corp.                               2,400,785
                                                         ------------
                                                            7,632,124
                                                         ------------

               RETAIL -- 3.3%
    23,000     Aaron Rents Inc.                               575,000
   146,250     Aaron Rents Inc., Cl. A                      3,308,906
    35,000     Big 5 Sporting Goods Corp.                   1,019,900
   100,000     Burlington Coat Factory Warehouse Corp.      2,270,000
     8,000     Casey's General Stores Inc.                    145,200
    44,000     Coldwater Creek Inc. +                       1,358,280
    80,000     CSK Auto Corp. +                             1,339,200
     4,000     Gander Mountain Co. +                           51,320
   175,000     Ingles Markets Inc., Cl. A                   2,168,250
    30,000     Movado Group Inc.                              559,500
   130,000     Neiman Marcus Group Inc., Cl. B              8,684,000
     1,500     The Sports Authority Inc. +                     38,625
    40,000     Weis Markets Inc.                            1,542,800
                                                         ------------
                                                           23,060,981
                                                         ------------

               SATELLITE -- 0.4%
    35,000     Pegasus Communications Corp., Cl. A +          328,650
   150,000     Sirius Satellite Radio Inc. +                1,147,500
    35,000     XM Satellite Radio Holdings Inc., Cl. A +    1,316,700
                                                         ------------
                                                            2,792,850
                                                         ------------

               SPECIALTY CHEMICALS -- 5.3%
    33,000     Airgas Inc.                                    874,830
    55,000     Albemarle Corp.                              2,129,050
    45,000     Arch Chemicals Inc.                          1,295,100
    10,000     Cytec Industries Inc.                          514,200
     8,000     Dionex Corp. +                                 453,360
   149,600     Ferro Corp.                                  3,469,224
   130,000     Fuller (H.B.) Co.                            3,706,300
    50,000     Great Lakes Chemical Corp.                   1,424,500
   430,000     Hercules Inc. +                              6,385,500
   140,000     MacDermid Inc.                               5,054,000
   170,000     Material Sciences Corp. +                    3,058,300
   130,000     Omnova Solutions Inc. +                        730,600
    50,000     Penford Corp.                                  786,500
    10,000     Quaker Chemical Corp.                          248,400
    20,000     Schulman (A.) Inc.                             428,200
   280,000     Sensient Technologies Corp.                  6,717,200
                                                         ------------
                                                           37,275,264
                                                         ------------

               TELECOMMUNICATIONS -- 1.2%
     9,200     Atlantic Tele-Network Inc.                     299,000
   190,000     Cincinnati Bell Inc. +                         788,500
    85,000     Commonwealth Telephone Enterprises Inc. +    4,221,100
     6,795     Community Service Communications Inc. +         21,234


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------

    46,950     D&E Communications Inc.                   $    565,748
       277     NTL Inc. +                                      20,210
    74,525     Rogers Communications Inc., Cl. B            1,948,829
    20,000     Shenandoah Telecommunications Co.              599,000
       621     Telewest Global Inc. +                          10,917
    53,000     Winstar Communications Inc. +                       53
                                                         ------------
                                                            8,474,591
                                                         ------------

               TRANSPORTATION -- 0.7%
   130,000     GATX Corp.                                   3,842,800
    97,500     Grupo TMM SA, Cl. A, ADR +                     356,850
     2,000     Irish Continental Group plc +                   31,127
    50,000     OMI Corp.                                      842,500
     5,100     Providence & Worcester Railroad Co.             68,799
                                                         ------------
                                                            5,142,076
                                                         ------------

               WIRELESS COMMUNICATIONS -- 1.7%
     6,000     Airgate PCS Inc. +                             213,600
    50,000     Centennial Communications Corp. +              396,500
     5,000     Nextel Communications Inc., Cl. A +            150,000
    72,000     Price Communications Corp. +                 1,338,480
    55,000     Rural Cellular Corp., Cl. A +                  342,595
    12,000     Triton PCS Holdings Inc., Cl. A +               41,040
     5,000     UbiquiTel Inc. +                                35,600
   188,000     Vimpel-Communications, ADR +                 6,794,320
    80,000     Western Wireless Corp., Cl. A +              2,344,000
                                                         ------------
                                                           11,656,135
                                                         ------------
               TOTAL COMMON STOCKS                        693,560,568
                                                         ------------

               PREFERRED STOCKS -- 0.7%

               BROADCASTING -- 0.2%
     1,063     Granite Broadcasting Corp.,
                 12.750% Pfd. +                               515,555
       100     Gray Television Inc.,
                 8.000% Cv. Pfd., Ser. C (b)(d)             1,077,137
     1,103     PTV Inc., 10.000% Pfd., Ser. A                   3,750
                                                         ------------
                                                            1,596,442
                                                         ------------

               BUSINESS SERVICES -- 0.1%
    21,618     Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd., Ser. A (b)(d)               717,982
                                                         ------------

               COMMUNICATIONS EQUIPMENT -- 0.3%
    13,000     Andrew Corp.,
                 7.750% Cv. Pfd., Ser. A                    2,042,292
                                                         ------------

               DIVERSIFIED INDUSTRIAL -- 0.1%
       152     Foster Wheeler Ltd.,
                 0.000%, Pfd., Ser. B +                       145,935
               WHX Corp.,
    39,400       $3.75 Cv. Pfd., Ser. B +                     157,600
    58,000       6.500% Cv. Pfd., Ser. A +                    237,800
                                                         ------------
                                                              541,335
                                                         ------------
               TOTAL PREFERRED STOCKS                       4,898,051
                                                         ------------

               WARRANTS -- 0.1%

               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     1,213     Exide Technologies, expires 05/05/11 +           2,487
                                                         ------------

               BUSINESS SERVICES -- 0.1%
   250,000     GP Strategies Corp., expires 08/14/08 + (b)    740,330
                                                         ------------

 THE GABELLI SMALL CAP GROWTH FUND
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------


                                                            MARKET
   SHARES                                                   VALUE*
  --------                                                 --------


               WARRANTS (CONTINUED)

               COMPUTER SOFTWARE AND SERVICES -- 0.0%
       430     Anacomp Inc., Cl. B, expires 12/10/06 +   $         21
                                                         ------------

               DIVERSIFIED INDUSTRIAL -- 0.0%
   379,703     National Patent Development Corp., expires
                 08/14/08 + (b)                                22,270
                                                         ------------

               HEALTH CARE -- 0.0%
    14,424     Del Global Technologies Corp., expires
                 03/28/08 +                                    15,145
                                                         ------------

               TELECOMMUNICATIONS -- 0.0%
        86     NTL Inc., expires 01/13/11 +                       344
                                                         ------------
               TOTAL WARRANTS                                 780,597
                                                         ------------

 PRINCIPAL
  AMOUNT
 ---------

               CORPORATE BONDS -- 0.2%

               AVIATION: PARTS AND SERVICES -- 0.0%
$  300,000     GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07                             329,625
                                                         ------------


               BUSINESS SERVICES -- 0.2%
 2,000,000     GP Strategies Corp., Sub. Deb.,
                 6.000%, 08/14/08 (b)                       1,366,796
                                                         ------------

               COMPUTER SOFTWARE AND SERVICES-- 0.0%
   300,000     Exodus Communications Inc., Sub. Deb. Cv.,
                 5.250%, 02/15/08 + (b)(c)                          0
                                                         ------------

               HEALTH CARE -- 0.0%
    28,848     Del Global Technologies Corp.,
                 6.000%, 03/28/07 (b)                          21,636
                                                         ------------
               TOTAL CORPORATE BONDS                        1,718,057
                                                         ------------

               U.S. GOVERNMENT OBLIGATIONS -- 0.3%
 1,774,000     U.S. Treasury Bills, 1.858% to 2.025%++,
                 01/27/05 to 03/03/05                       1,768,438
                                                         ------------

               TOTAL INVESTMENTS -- 100.0%
               (Cost $420,206,189)                       $702,725,711
                                                         ============



 ----------
               For Federal tax purposes:
               Aggregate cost                            $420,206,189
                                                         ============

               Gross unrealized appreciation             $301,049,593
               Gross unrealized depreciation             (18,530,071)
                                                         ------------
               Net unrealized appreciation
                (depreciation)                           $282,519,522
                                                         ============
 ----------

(a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. The aggregate value of such securities is $4,314,764 or 0.6% of total net assets.
(c)   Security is in default.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of Rule 144A securities amounted to $1,795,119 or 0.3% of total net assets.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------


                                                             MARKET
    SHARES                                                   VALUE*
   --------                                                 --------


               COMMON STOCKS -- 93.0%

               AEROSPACE -- 1.2%
    32,000     Boeing Co.                                $  1,656,640
     5,000     Lockheed Martin Corp.                          277,750
    14,000     Northrop Grumman Corp.                         761,040
    10,000     Raytheon Co.                                   388,300
     2,000     Rockwell Automation Inc.                        99,100
     2,000     Rockwell Collins Inc.                           78,880
   100,000     Titan Corp.+                                 1,620,000
                                                         ------------
                                                            4,881,710
                                                         ------------

               AUTOMOTIVE -- 0.2%
     2,000     Ford Motor Co.                                  29,280
    15,000     General Motors Corp.                           600,900
                                                         ------------
                                                              630,180
                                                         ------------

               AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.4%
     2,000     ArvinMeritor Inc.                               44,740
   100,000     Dana Corp.                                   1,733,000
   125,000     Genuine Parts Co.                            5,507,500
     5,000     Johnson Controls Inc.                          317,200
    60,000     Modine Manufacturing Co.                     2,026,200
     3,000     Pep Boys - Manny, Moe & Jack                    51,210
                                                         ------------
                                                            9,679,850
                                                         ------------

               AVIATION: PARTS AND SERVICES -- 0.9%
    20,000     Barnes Group Inc.                              530,200
    12,000     Curtiss-Wright Corp.                           688,920
    12,096     Curtiss-Wright Corp., Cl. B                    680,521
    40,000     GenCorp Inc.                                   742,800
     8,000     United Technologies Corp.                      826,800
                                                         ------------
                                                            3,469,241
                                                         ------------

               BROADCASTING -- 0.0%
    53,000     Granite Broadcasting Corp.+                     21,730
                                                         ------------

               BUSINESS SERVICES -- 0.2%
     4,000     Automatic Data Processing Inc.                 177,400
     6,000     Donnelley (R.H.) Corp.+                        354,300
       500     Imation Corp.                                   15,915
     2,500     Landauer Inc.                                  114,250
                                                         ------------
                                                              661,865
                                                         ------------

               CABLE AND SATELLITE -- 0.9%
    44,000     Cablevision Systems Corp., Cl. A+            1,095,600
    15,000     Comcast Corp., Cl. A+                          499,200
    36,000     DIRECTV Group Inc.+                            602,640
    40,000     EchoStar Communications Corp., Cl. A         1,329,600
                                                         ------------
                                                            3,527,040
                                                         ------------

               COMMUNICATIONS EQUIPMENT -- 1.2%
   120,000     Corning Inc.+                                1,412,400
   115,000     Motorola Inc.                                1,978,000
    50,000     Thomas & Betts Corp.+                        1,537,500
                                                         ------------
                                                            4,927,900
                                                         ------------

               COMPUTER HARDWARE -- 0.1%
       300     International Business Machines Corp.           29,574
    13,000     Xerox Corp.+                                   221,130
                                                         ------------
                                                              250,704
                                                         ------------


                                                             MARKET
    SHARES                                                   VALUE*
   --------                                                 --------


               COMPUTER SOFTWARE AND SERVICES -- 0.4%
     2,000     Electronic Data Systems Corp.             $     46,200
    10,000     EMC Corp.+                                     148,700
    50,000     Microsoft Corp.                              1,335,500
       154     Telecom Italia Media SpA+                           70
                                                         ------------
                                                            1,530,470
                                                         ------------

               CONSUMER PRODUCTS -- 8.0%
    35,000     Altria Group Inc.                            2,138,500
     5,000     Clorox Co.                                     294,650
    70,000     Eastman Kodak Co.                            2,257,500
    44,000     Energizer Holdings Inc.+                     2,186,360
    94,700     Gallaher Group plc, ADR                      5,749,237
    40,000     Gillette Co.                                 1,791,200
    36,000     National Presto Industries Inc.              1,638,000
    10,000     Pactiv Corp.+                                  252,900
    38,000     Procter & Gamble Co.                         2,093,040
    13,000     Rothmans Inc.                                  432,917
   932,500     Swedish Match AB                            10,804,843
    26,000     Unilever NV, ADR                             1,734,460
    10,000     UST Inc.                                       481,100
                                                         ------------
                                                           31,854,707
                                                         ------------

               CONSUMER SERVICES -- 0.2%
    35,000     Rollins Inc.                                   921,200
                                                         ------------

               DIVERSIFIED INDUSTRIAL -- 3.4%
     5,000     3M Co.                                         410,350
    22,000     Acuity Brands Inc.                             699,600
    35,000     Cooper Industries Ltd., Cl. A                2,376,150
   115,000     General Electric Co.                         4,197,500
     5,000     Harbor Global Co. Ltd.+                         46,500
   120,000     Honeywell International Inc.                 4,249,200
    22,000     Thomas Industries Inc.                         878,240
     4,000     Trinity Industries Inc.                        136,320
    10,000     Tyco International Ltd.                        357,400
                                                         ------------
                                                           13,351,260
                                                         ------------

               ELECTRONICS -- 1.1%
    12,697     Freescale Semiconductor Inc., Cl. B+           233,117
    20,000     Intel Corp.                                    467,800
   140,000     Texas Instruments Inc.                       3,446,800
    11,000     Thermo Electron Corp.+                         332,090
                                                         ------------
                                                            4,479,807
                                                         ------------

               ENERGY AND UTILITIES: ELECTRIC -- 3.0%
    80,000     AES Corp.+                                   1,093,600
    12,000     American Electric Power Co. Inc.               412,080
    81,000     Cinergy Corp.                                3,372,030
    16,000     DTE Energy Co.                                 690,080
   100,000     El Paso Electric Co.+                        1,894,000
    20,000     FPL Group Inc.                               1,495,000
    35,000     Great Plains Energy Inc.                     1,059,800
    90,000     Northeast Utilities                          1,696,500
     7,000     UIL Holdings Corp.                             359,100
                                                         ------------
                                                           12,072,190
                                                         ------------

               ENERGY AND UTILITIES: INTEGRATED -- 8.9%
    38,000     Allegheny Energy Inc.+                         748,980
   180,000     Aquila Inc.+                                   664,200
    44,000     BP plc, ADR                                  2,569,600
    84,000     Burlington Resources Inc.                    3,654,000
    44,000     CH Energy Group Inc.                         2,114,200
    70,000     Constellation Energy Group Inc.              3,059,700

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------


                                                             MARKET
    SHARES                                                   VALUE*
   --------                                                 --------


               COMMON STOCKS (CONTINUED)

               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
     1,000     Dominion Resources Inc.                   $     67,740
   100,000     Duke Energy Corp.                            2,533,000
   150,000     Duquesne Light Holdings Inc.                 2,827,500
   140,000     El Paso Corp.                                1,456,000
   150,000     Energy East Corp.                            4,002,000
    29,000     Eni SpA                                        726,084
    40,000     NSTAR                                        2,171,200
    10,000     OGE Energy Corp.                               265,100
    60,000     Progress Energy Inc.                         2,714,400
    15,000     Progress Energy Inc., CVO+                       1,950
     4,000     Public Service Enterprise Group Inc.           207,080
    12,000     Scottish Power plc, ADR                        373,920
    50,000     TECO Energy Inc.                               767,000
    27,000     TXU Corp.                                    1,743,120
    95,000     Westar Energy Inc.                           2,172,650
                                                         ------------
                                                           34,839,424
                                                         ------------

               ENERGY AND UTILITIES: NATURAL GAS -- 2.2%
    30,000     AGL Resources Inc.                             997,200
    24,500     Atmos Energy Corp.                             670,075
    25,000     National Fuel Gas Co.                          708,500
    45,000     ONEOK Inc.                                   1,278,900
     5,000     Peoples Energy Corp.                           219,750
    24,000     Piedmont Natural Gas Co. Inc.                  557,760
    40,000     SEMCO Energy Inc.                              213,600
    63,000     Southern Union Co.+                          1,510,740
   100,000     Southwest Gas Corp.                          2,540,000
                                                         ------------
                                                            8,696,525
                                                         ------------

               ENERGY AND UTILITIES: OIL -- 6.8%
    82,000     ChevronTexaco Corp.                          4,305,820
    58,000     ConocoPhillips                               5,036,140
    30,000     Devon Energy Corp.                           1,167,600
   133,000     Exxon Mobil Corp.                            6,817,580
    18,000     Kerr-McGee Corp.                             1,040,220
    30,000     Repsol YPF SA, ADR                             783,000
   108,000     Royal Dutch Petroleum Co.                    6,197,040
    25,000     Statoil ASA, ADR                               397,000
     8,759     Total SA, ADR                                  962,089
                                                         ------------
                                                           26,706,489
                                                         ------------

               ENERGY AND UTILITIES: SERVICES -- 0.3%
    14,000     Halliburton Co.                                549,360
    12,000     Schlumberger Ltd.                              803,400
                                                         ------------
                                                            1,352,760
                                                         ------------

               ENERGY AND UTILITIES: WATER -- 0.1%
    18,750     Aqua America Inc.                              461,063
                                                         ------------

               ENTERTAINMENT -- 1.8%
    20,000     Fox Entertainment Group Inc., Cl. A+           625,200
   120,000     The Walt Disney Co.                          3,336,000
   110,000     Time Warner Inc.+                            2,138,400
    25,000     Viacom Inc., Cl. A                             927,000
                                                         ------------
                                                            7,026,600
                                                         ------------

               ENVIRONMENTAL SERVICES -- 0.6%
    15,100     Ionics Inc.+                                   654,434
    60,000     Waste Management Inc.                        1,796,400
                                                         ------------
                                                            2,450,834
                                                         ------------


                                                             MARKET
    SHARES                                                   VALUE*
   --------                                                 --------


               EQUIPMENT AND SUPPLIES -- 1.9%
    11,000     Imagistics International Inc.+            $    370,260
     3,000     Ingersoll-Rand Co., Cl. A                      240,900
     5,000     Masonite International Corp.+                  171,800
     1,500     Minerals Technologies Inc.                     100,050
    30,000     Mueller Industries Inc.                        966,000
     2,000     Parker Hannifin Corp.                          151,480
    16,000     Smith (A.O.) Corp.                             479,040
1 ,000,000     Tomkins plc                                  4,881,348
     5,000     Tomkins plc, ADR                                98,950
                                                         ------------
                                                            7,459,828
                                                         ------------

               FINANCIAL SERVICES -- 14.4%
     4,190     Aegon NV, ADR                                   57,445
     7,000     Alleghany Corp.+                             1,996,750
     2,000     Allstate Corp.                                 103,440
   130,000     American Express Co.                         7,328,100
    30,000     American International Group Inc.            1,970,100
    39,000     Argonaut Group Inc.+                           824,070
     5,000     Banco Popular Espanol SA                       329,618
    18,000     Banco Santander Central Hispano SA, ADR        222,660
     2,000     Banco Santander Chile SA, ADR                   67,720
   102,000     Bank of America Corp.                        4,792,980
    44,000     Bank of New York Co. Inc.                    1,470,480
    30,000     Bankgesellschaft Berlin AG+                     82,370
     8,000     Banque Nationale de Paris SA                   579,584
     2,000     Bear Stearns Companies Inc.                    204,620
   100,000     Citigroup Inc.                               4,818,000
    40,000     Commerzbank AG, ADR+                           824,792
    35,000     Deutsche Bank AG, ADR                        3,115,350
     2,000     Dun and Bradstreet Corp.+                      119,300
     3,000     Fannie Mae                                     213,630
    16,000     Fidelity Southern Corp.                        304,000
    20,000     H&R Block Inc.                                 980,000
    25,000     Huntington Bancshares Inc.                     619,500
    72,080     JPMorgan Chase & Co.                         2,811,841
    20,000     KeyCorp                                        678,000
    11,000     Leucadia National Corp.                        764,280
    12,000     Manulife Financial Corp.                       554,400
    25,000     Marsh & McLennan Companies Inc.                822,500
    55,000     Mellon Financial Corp.                       1,711,050
    10,000     Merrill Lynch & Co. Inc.                       597,700
     4,000     Moody's Corp.                                  347,400
     3,000     Municipal Mortgage & Equity, LLC                81,630
     6,000     Northern Trust Corp.                           291,480
    50,000     Phoenix Companies Inc.                         625,000
    47,000     PNC Financial Services Group                 2,699,680
     5,000     Popular Inc.                                   144,150
    10,000     Schwab (Charles) Corp.                         119,600
    40,000     St. Paul Travelers Companies Inc.            1,482,800
   108,000     Sterling Bancorp                             3,051,000
    12,000     SunTrust Banks Inc.                            886,560
    15,000     T. Rowe Price Group Inc.                       933,000
    54,900     Unitrin Inc.                                 2,495,205
    15,000     Wachovia Corp.                                 789,000
    45,000     Waddell & Reed Financial Inc., Cl. A         1,075,050
    75,000     Wilmington Trust Corp.                       2,711,250
                                                         ------------
                                                           56,697,085
                                                         ------------

               FOOD AND BEVERAGE -- 6.2%
    60,000     Allied Domecq plc, ADR                       2,394,600
    40,000     Cadbury Schweppes plc, ADR                   1,508,000
    35,000     Campbell Soup Co.                            1,046,150
    40,000     Coca-Cola Amatil Ltd., ADR                     509,848
    40,000     Coca-Cola Co.                                1,665,200

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------


                                                             MARKET
    SHARES                                                   VALUE*
   --------                                                 --------


               COMMON STOCKS (CONTINUED)

               FOOD AND BEVERAGE (CONTINUED)
    10,000     Corn Products International Inc.          $    535,600
    50,000     Del Monte Foods Co.+                           551,000
    50,000     Diageo plc, ADR                              2,894,000
    50,000     Dreyer's Grand Ice Cream Holdings
                 Inc., Cl. A                                4,021,500
    20,000     Fomento Economico Mexicano SA de CV, ADR     1,052,200
    40,000     General Mills Inc.                           1,988,400
    64,000     Heinz (H.J.) Co.                             2,495,360
     5,000     Hershey Foods Corp.                            277,700
    13,000     Kellogg Co.                                    580,580
    10,000     Nestle SA                                    2,616,304
    12,514     Tootsie Roll Industries Inc.                   433,360
                                                         ------------
                                                           24,569,802
                                                         ------------

               HEALTH CARE -- 7.6%
    10,000     Abbott Laboratories                            466,500
    35,000     Baxter International Inc.                    1,208,900
    16,000     Becton, Dickinson & Co.                        908,800
       300     Bio-Rad Laboratories Inc., Cl. B+               17,400
   105,000     Bristol-Myers Squibb Co.                     2,690,100
    95,000     Eli Lilly & Co.                              5,391,250
    11,276     GlaxoSmithKline plc, ADR                       534,370
     5,000     Guidant Corp.                                  360,500
    15,000     Henry Schein Inc.+                           1,044,600
     1,000     Hospira Inc.+                                   33,500
    20,000     Johnson & Johnson                            1,268,400
    15,030     Medco Health Solutions Inc.+                   625,248
   100,000     Merck & Co. Inc.                             3,214,000
     1,000     Nobel Biocare Holding AG                       181,162
     3,000     Orthofix International NV+                     118,437
   330,000     Pfizer Inc.                                  8,873,700
   150,000     Schering-Plough Corp.                        3,132,000
    10,000     Tenet Healthcare Corp.+                        109,800
     2,000     Zimmer Holdings Inc.+                          160,240
                                                         ------------
                                                           30,338,907
                                                         ------------

               HOTELS AND GAMING -- 3.9%
1 ,000,000     Hilton Group plc                             5,462,118
    50,000     Hilton Hotels Corp.                          1,137,000
   100,000     Mandalay Resort Group                        7,043,000
    30,000     Starwood Hotels & Resorts Worldwide Inc.     1,752,000
                                                         ------------
                                                           15,394,118
                                                         ------------

               MACHINERY -- 0.6%
     3,000     Caterpillar Inc.                               292,530
    28,000     Deere & Co.                                  2,083,200
                                                         ------------
                                                            2,375,730
                                                         ------------

               MANUFACTURED HOUSING -- 0.4%
   120,000     Champion Enterprises Inc.+                   1,418,400
                                                         ------------

               METALS AND MINING -- 1.3%
    23,000     Fording Canadian Coal Trust (Toronto)        1,778,918
    55,875     Freeport-McMoRan Copper & Gold Inc., Cl. B   2,136,101
    25,000     Newmont Mining Corp.                         1,110,250
                                                         ------------
                                                            5,025,269
                                                         ------------

               PUBLISHING -- 2.1%
    25,000     Dow Jones & Co. Inc.                         1,076,500
    11,000     Knight-Ridder Inc.                             736,340
     3,000     McClatchy Co., Cl. A                           215,430
    10,000     McGraw-Hill Companies Inc.                     915,400


                                                             MARKET
    SHARES                                                   VALUE*
   --------                                                 --------

    10,000     News Corp., Cl. A                         $    186,600
     6,016     News Corp., Cl. B                              115,507
     5,000     Pulitzer Inc.                                  324,250
   100,000     Reader's Digest Association Inc.             1,391,000
       406     Seat Pagine Gialle SpA                             187
    55,000     Tribune Co.                                  2,317,700
     1,200     Washington Post Co., Cl. B                   1,179,624
                                                         ------------
                                                            8,458,538
                                                         ------------

               REAL ESTATE -- 0.0%
     5,000     Griffin Land & Nurseries Inc.+                 128,750
                                                         ------------

               RETAIL -- 1.9%
   160,000     Albertson's Inc.                             3,820,800
   145,000     Safeway Inc.+                                2,862,300
     2,000     Sears, Roebuck & Co.                           102,060
     6,000     The Home Depot Inc.                            256,440
    10,000     Weis Markets Inc.                              385,700
                                                         ------------
                                                            7,427,300
                                                         ------------

               SPECIALTY CHEMICALS -- 2.8%
    20,000     Albemarle Corp.                                774,200
    10,000     Dow Chemical Co.                               495,100
    70,000     E.I. du Pont de Nemours and Co.              3,433,500
     6,000     Ferro Corp.                                    139,140
    25,000     Great Lakes Chemical Corp.                     712,250
    68,000     Monsanto Co.                                 3,777,400
     6,000     NewMarket Corp.+                               119,400
    22,700     Omnova Solutions Inc.+                         127,574
     4,000     Quaker Chemical Corp.                           99,360
    60,000     Sensient Technologies Corp.                  1,439,400
                                                         ------------
                                                           11,117,324
                                                         ------------

               TELECOMMUNICATIONS -- 5.4%
    10,000     ALLTEL Corp.                                   587,600
    70,000     AT&T Corp.                                   1,334,200
    63,900     BCE Inc.                                     1,541,907
    35,000     BellSouth Corp.                                972,650
   300,000     BT Group plc                                 1,169,219
    30,000     BT Group plc, ADR                            1,185,900
    50,000     Cable & Wireless plc, ADR                      342,000
   250,000     Cincinnati Bell Inc.+                        1,037,500
    50,000     Citizens Communications Co.                    689,500
    50,000     Deutsche Telekom AG, ADR+                    1,134,000
    12,000     France Telecom SA, ADR                         396,960
   420,000     Qwest Communications International Inc.+     1,864,800
    75,000     SBC Communications Inc.                      1,932,750
    80,000     Sprint Corp.                                 1,988,000
     3,300     Telecom Italia SpA, ADR                        134,871
     7,880     Telefonica SA, ADR                             445,220
    20,000     TELUS Corp.                                    604,599
   100,000     Verizon Communications Inc.                  4,051,000
                                                         ------------
                                                           21,412,676
                                                         ------------

               TRANSPORTATION -- 0.3%
    33,100     GATX Corp.                                     978,436
                                                         ------------

               WIRELESS COMMUNICATIONS -- 0.3%
   300,000     mm02 plc+                                      707,004
    20,000     mm02 plc, ADR+                                 471,400
                                                         ------------
                                                            1,178,404
                                                         ------------
               TOTAL COMMON STOCKS                        367,774,116
                                                         ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------


                                                             MARKET
    SHARES                                                   VALUE*
   --------                                                 --------


               PREFERRED STOCKS -- 2.7%

               AUTOMOTIVE -- 0.1%
     1,000     Ford Motor Co. Capital Trust II,
                 6.500% Cv. Pfd.                         $     52,790
               General Motors Corp.,
     2,000       5.250% Cv. Pfd., Ser. B                       46,140
     4,000       4.500% Cv. Pfd., Ser. A                      100,360
                                                         ------------
                                                              199,290
                                                         ------------

               AVIATION: PARTS AND SERVICES -- 0.6%
     7,000     Coltec Capital Trust,
                 5.250% Cv. Pfd.                              324,187
    20,000     Sequa Corp.,
                 $5.00 Cv. Pfd.                             1,950,000
                                                         ------------
                                                            2,274,187
                                                         ------------

               BROADCASTING -- 1.4%
     2,000     Granite Broadcasting Corp.,
                 12.750% Pfd.+                                970,000
       100     Gray Television Inc.,
                 8.000% Cv. Pfd., Ser. C (b)(c)             1,077,137
    46,100     Rainbow Equity Securities Trust II,
                 6.250% Cv. Pfd.                            1,152,961
    50,500     Sinclair Broadcast Group Inc.,
                 6.000% Cv. Pfd., Ser. D                    2,196,245
                                                         ------------
                                                            5,396,343
                                                         ------------

               COMMUNICATIONS EQUIPMENT -- 0.3%
     1,100     Lucent Technologies Capital Trust I,
                 7.750% Cv. Pfd.                            1,304,050
                                                         ------------

               DIVERSIFIED INDUSTRIAL -- 0.0%
    26,200     WHX Corp.,
                 $3.75 Cv. Pfd., Ser. B+                      104,800
                                                         ------------

               ENTERTAINMENT -- 0.0%
     3,000     Metromedia International Group Inc.,
                  7.250% Cv. Pfd.+                             60,000
                                                         ------------

               TELECOMMUNICATIONS -- 0.3%
    33,000     Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B                    1,344,750
                                                         ------------
               TOTAL PREFERRED STOCKS                      10,683,420
                                                         ------------

               WARRANTS -- 0.2%

               BUSINESS SERVICES -- 0.2%
   250,000     GP Strategies Corp., Expire 08/14/08+ (c)      740,330
                                                         ------------

               DIVERSIFIED INDUSTRIAL -- 0.0%
   379,703     National Patent Development Corp., expires
                 08/14/08+ (c)                                 22,270
                                                         ------------
               TOTAL WARRANTS                                 762,600
                                                         ------------


 PRINCIPAL
  AMOUNT
 ---------


               CORPORATE BONDS -- 3.4%

               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
$2,500,000     Pep Boys - Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07                           2,556,250
                                                         ------------


 PRINCIPAL                                                   MARKET
  AMOUNT                                                     VALUE*
 ---------                                                  --------


$  800,000     Standard Motor Products Inc., Sub. Deb. Cv.,
                 6.750%, 07/15/09                        $    782,000
                                                         ------------
                                                            3,338,250
                                                         ------------


               AVIATION: PARTS AND SERVICES -- 0.4%
 1,400,000     GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07                           1,538,250
                                                         ------------

               BUSINESS SERVICES -- 0.4%
   100,000     BBN Corp., Sub. Deb. Cv.,
                6.000%, 04/01/12+ (a)(c)                            0
 2,000,000     GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (c)                        1,366,796
                                                         ------------
                                                            1,366,796
                                                         ------------

               CABLE AND SATELLITE -- 0.4%
 1,500,000     Charter Communications Inc., Cv.,
                 4.750%, 06/01/06                           1,507,500
                                                         ------------

               COMMUNICATIONS EQUIPMENT -- 0.9%
 2,500,000     Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09                           2,656,250
 1,000,000     Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08                             977,500
                                                         ------------
                                                            3,633,750


               ELECTRONICS -- 0.3%
 1,100,000     Oak Industries Inc., Sub. Deb. Cv.,
                 4.875%, 03/01/08                           1,144,000
                                                         ------------

               ENERGY AND UTILITIES -- 0.2%
 1,200,000     Mirant Corp., Deb. Cv.,
                 2.500%, 06/15/21+ (a)                        871,500
                                                         ------------

               FOOD AND BEVERAGE -- 0.0%
   100,000     Parmalat Capital, Cv.,
                 1.000%, 12/31/05+ (a)                         27,457
   100,000     Parmalat Netherlands BV, Cv.,
                 0.875%, 06/30/21+ (a)                         47,846
                                                         ------------
                                                               75,303
                                                         ------------

               HEALTH CARE -- 0.0%
   200,000     Twin Laboratories Inc., Sub. Deb.,
                 10.250%, 05/15/06+ (a)                        47,000
                                                         ------------
               TOTAL CORPORATE BONDS                       13,522,349
                                                         ------------

               U.S. GOVERNMENT OBLIGATIONS -- 0.7%
 2,954,000     U.S. Treasury Bills, 1.794% to 2.025%++,
                 01/27/05 to 03/03/05                       2,944,856
                                                         ------------

               TOTAL INVESTMENTS -- 100.0%
                (Cost $303,279,278)                      $395,687,341
                                                         ------------


----------
               For Federal tax purposes:
               Aggregate cost                            $303,279,278
                                                         ============
               Gross unrealized appreciation             $ 98,543,976
               Gross unrealized depreciation               (6,135,913)
                                                         ------------
               Net unrealized appreciation
                 (depreciation)                          $ 92,408,063
                                                         ============

----------

(a)  Security in default.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------


(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the Rule 144A securities are considered liquid and the market value amounted to $1,077,137 or 0.27% of total net assets.
(c) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. The aggregate value of such securities is $3,206,533 or 0.81% of total net assets.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                                             MARKET
    SHARES                                                   VALUE*
   --------                                                 --------


               COMMON STOCKS -- 97.3%

               AEROSPACE -- 1.8%
     1,220     Alliant Techsystems Inc.  +                 $   79,764
                                                           ----------

               AGRICULTURE -- 0.6%
       940     Delta & Pine Land Co.                           25,643
                                                           ----------

               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.9%
     1,140     American Axle & Manufacturing Holdings Inc      34,952
     1,480     Modine Manufacturing Co.                        49,980
                                                           ----------
                                                               84,932
                                                           ----------

               BUSINESS SERVICES -- 10.7%
     2,180     Acxiom Corp.                                    57,334
     3,690     Adesa Inc.                                      78,302
     5,370     Bowne & Co. Inc.                                87,316
     1,910     Fair Isaac Corp.                                70,059
     1,960     HNI Corp.                                       84,378
     2,680     The Brink's Co.                                105,913
                                                           ----------
                                                              483,302
                                                           ----------

               COMPUTER SOFTWARE AND SERVICES -- 6.2%
     1,290     Harland Co., John H.                            46,569
     4,347     Intergraph Corp. +                             117,065
     8,370     Stellent Inc. +                                 73,823
     4,650     Tyler Technologies Inc. +                       38,874
                                                           ----------
                                                              276,331
                                                           ----------

               CONSUMER PRODUCTS -- 9.6%
     1,740     Alberto-Culver Co.                              84,512
     2,030     Brunswick Corp.                                100,485
     1,825     Church & Dwight Co. Inc.                        61,356
     8,230     CNS Inc.                                       103,287
     1,750     Jarden Corp. +                                  76,020
                                                           ----------
                                                              425,660
                                                           ----------

               CONSUMER SERVICES -- 2.6%
     5,120     Insurance Auto Auctions Inc. +                 114,790
                                                           ----------

               DIVERSIFIED INDUSTRIAL -- 16.2%
     1,970     Albany International Corp., Cl. A               69,265
     7,670     Apogee Enterprises Inc.                        102,855
     1,340     Carlisle Companies Inc.                         86,993
     1,720     EnPro Industries Inc. +                         50,860
       290     ESCO Technologies Inc. +                        22,228
     3,060     Griffon Corp. +                                 82,620
     4,530     Material Sciences Corp. +                       81,495
     3,720     Pentair Inc.                                   162,043
     1,120     Texas Industries Inc.                           69,866
                                                           ----------
                                                              728,225
                                                           ----------

               ENERGY AND UTILITIES -- 2.1%
     1,096     ALLETE Inc.                                     40,278
     4,540     Key Energy Services Inc. +                      53,572
                                                           ----------
                                                               93,850
                                                           ----------

               ENTERTAINMENT -- 2.4%
     6,190     Alloy Inc. +                                    49,953
     5,890     Topps Co. Inc.                                  57,428
                                                           ----------
                                                              107,381
                                                           ----------

               ENVIRONMENTAL SERVICES -- 2.4%
     2,470     Ionics Inc. +                                  107,050
                                                           ----------

                                                             MARKET
    SHARES                                                   VALUE*
   --------                                                 --------


               EQUIPMENT AND SUPPLIES -- 4.4%
     2,440     Tennant Co.                                 $   96,746
     1,240     Toro Co.                                       100,874
                                                           ----------
                                                              197,620
                                                           ----------

               FINANCIAL SERVICES -- 4.0%
     2,780     NewAlliance Bancshares Inc.                     42,534
     4,190     TCF Financial Corp.                            134,667
                                                           ----------
                                                              177,201
                                                           ----------

               FOOD AND BEVERAGE -- 5.9%
     7,370     Del Monte Foods Co. +                           81,218
     2,350     PepsiAmericas Inc.                              49,914
     3,490     Triarc Companies Inc., Cl. A                    45,370
     7,070     Triarc Companies Inc., Cl. B                    86,678
                                                           ----------
                                                              263,180
                                                           ----------

               HEALTH CARE -- 11.7%
     1,113     Fisher Scientific International Inc. +          69,429
     1,970     Laboratory Corporation of
                 America Holdings +                            98,146
     5,050     Lifecore Biomedical Inc. +                      56,863
     1,710     NeighborCare Inc. +                             52,531
     2,260     PolyMedica Corp.                                84,275
     3,400     Possis Medical Inc. +                           45,832
     2,530     SurModics Inc. +                                82,250
       970     Techne Corp. +                                  37,733
                                                           ----------
                                                              527,059
                                                            ----------

               HOTELS AND GAMING -- 4.9%
     3,740     Gaylord Entertainment Co. +                    155,322
     2,810     Vail Resorts Inc. +                             63,000
                                                           ----------
                                                              218,322
                                                           ----------

               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.5%
     5,450     Champion Enterprises Inc. +                     64,419
                                                           ----------

               PUBLISHING -- 2.2%
     3,340     Hollinger International Inc., Cl. A             52,371
     2,470     Journal Communications Inc., Cl. A              44,633
                                                           ----------
                                                               97,004
                                                           ----------

               RETAIL -- 2.2%
     3,360     Office Depot Inc. +                             58,330
     1,612     The Sports Authority Inc. +                     41,509
                                                           ----------
                                                               99,839
                                                           ----------

               SPECIALTY CHEMICALS -- 2.3%
     1,210     Cytec Industries Inc.                           62,218
     1,400     Fuller (H.B.) Co.                               39,914
                                                           ----------
                                                              102,132
                                                           ----------

               TRANSPORTATION -- 1.7%
     3,470     Laidlaw International Inc. +                    74,258
                                                           ----------
               TOTAL COMMON STOCKS                          4,347,962
                                                           ----------

   PRINCIPAL
    AMOUNT
  ----------


               U.S. GOVERNMENT OBLIGATIONS -- 2.7%
  $121,000     U.S. Treasury Bills, 1.620%++, 01/20/05       120,899

 THE GABELLI WOODLAND SMALL CAP VALUE FUND
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%
                 (Cost $3,510,251)                         $4,468,861
                                                           ==========

 ----------
               For Federal tax purposes:
               Aggregate cost                              $3,510,251
                                                           ==========
               Gross unrealized appreciation               $  973,860
               Gross unrealized depreciation                 (15,250)
                                                           ----------
               Net unrealized appreciation (depreciation)  $  958,610
                                                           ==========
 ----------
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.
            ----------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         ---------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     February 28, 2005
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         ---------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date     February 28, 2005
    ------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.